Income Taxes - Schedule Of Components Of Income Tax Expense Benefit (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Tax Disclosure [Abstract]
Current tax	¥ 9,159	$ 1,310	¥ 16,016	¥ 19,420
Non-PRC	85	12	0	0
PRC	9,074	1,298	16,016	19,420
Deferred tax	0	0	0	0
Income tax expenses	¥ 9,159	$ 1,310	¥ 16,016	¥ 19,420